Interests in unconsolidated structured entities - Summary of exposure to risk relating to its interests in unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 47,923,222	₩ 47,218,472
Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	42,940,774	41,909,482
ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	3,377,039	3,600,836
Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,407,370	1,430,825
Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	95,000	126,750
Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	103,039	150,579
Assets-backed securitization
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	13,538,792	14,863,890
Assets-backed securitization | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	12,090,051	13,507,574
Assets-backed securitization | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	1,014,702	895,273
Assets-backed securitization | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	419,039	439,843
Assets-backed securitization | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	15,000	21,200
Structured financing
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	18,169,660	15,431,856
Structured financing | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	16,893,517	14,189,435
Structured financing | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	104,773	2,210
Structured financing | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	988,331	984,082
Structured financing | Guarantees
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	80,000	105,550
Structured financing | Others
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	103,039	150,579
Investment fund
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	16,214,770	16,922,726
Investment fund | Assets held
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	13,957,206	14,212,473
Investment fund | ABS and ABCP purchase agreement
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk	₩ 2,257,564	2,703,353
Investment fund | Loan commitments
Exposure to risk relating to its interests in unconsolidated structured entities [Line Items]
Exposure to risk		₩ 6,900